SHARE-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Outstanding as of October 1, 2011 Number Of Shares	12,334
Granted during the year Number Of Shares	0
Forfeited during the year Number Of Shares	0
Outstanding as of September 30, 2012 Number Of Shares	12,334	12,334
Outstanding as of October 1, 2011 Exercise Price	$ 40.00
Granted during the year Exercise Price	$ 0
Forfeited during the year Exercise Price	$ 0
Outstanding as of September 30, 2012 Exercise Price	$ 40.00	$ 40.00
Outstanding Remaining Life(Years)	7 years 7 months 13 days	8 years 7 months 17 days
Granted during the year Remaining Life(Years)	0
Forfeited during the year Remaining Life(Years)	0
Outstanding as of October 1, 2011 Aggregated IntrinsicValue	$ 0
Granted during the year Aggregated IntrinsicValue	$ 0
Forfeited during the year Aggregated IntrinsicValue	$ 0
Outstanding as of September 30, 2012 Aggregated IntrinsicValue	$ 0	$ 0